The Company	12 Months Ended
Dec. 31, 2018
Text block [abstract]
The Company

NOTE 1: THE COMPANY

Celyad is a clinical-stage biopharmaceutical company focused on the development of engineered CAR-T cell-based therapies for the treatment of both hematological malignancies and solid tumors.

The Company’s lead candidate, CYAD-01, is an investigational autologous CAR-T therapy which expresses the NKG2D receptor from natural killer (NK) cells that binds to eight stress-induced ligands expressed on tumor cells. CYAD-01 is currently being evaluated for safety and clinical activity in multiple dose-escalation Phase 1 clinical trials both as a monotherapy without preconditioning chemotherapy and following preconditioning chemotherapy for the treatment of patients with r/r AML and when concurrently administered with standard-of-care chemotherapy or preconditioning chemotherapy in mCRC patients. Celyad’s second clinical candidate, CYAD-101, is an investigational, non-geneedited allogeneic (donor derived) CAR-T therapy that co-expresses the NKG2D receptor of CYAD-01 and the novel inhibitory peptide TIM (Tcell receptor [TCR] Inhibiting Molecule). CYAD-101 is currently being evaluated for safety and clinical activity in a dose-esclation Phase 1 trial when concurrently administered with standard-of-carechemotherapy for the treatment of mCRC.

Celyad SA was incorporated on July 24, 2007 under the name “Cardio3 BioSciences”. Celyad is a limited liability company (Société Anonyme) governed by Belgian law with its registered office at Axis Parc, Rue Edouard Belin 2, B-1435 Mont-Saint-Guibert, Belgium (company number 0891.118.115). The Company’s ordinary shares are listed on NYSE Euronext Brussels and NYSE Euronext Paris regulated markets and the Company’s American Depositary Shares (ADSs) are listed on the NASDAQ Global Market, all under the ticker symbol CYAD.

The Company has three fully owned subsidiaries (together, the Group) located in Belgium (Biological Manufacturing Services SA) and in the United States (Celyad Inc. and Corquest Medical, Inc.). OnCyte LLC has been dissolved on March 8, 2018 and, as a result, all of its assets and liabilities were since then fully distributed to and assumed by Celyad SA.

These consolidated financial statements have been approved for issuance by the Company’s Board of Directors on March  28, 2019. These statements have been audited by BDO Réviseurs d’entreprises SCRL, the statutory auditor of the Company.